Note 14 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk	6 Months Ended
Jun. 30, 2018
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk
Derivatives - Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk

Hedging derivatives and fair value changes of the hedged items in portfolio hedges of interest rate risk

The balance of these headings in the accompanying consolidated balance sheets is as follows:

Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Millions of euros)
	June 2018	December 2017
ASSETS
Hedging Derivatives	3,035	2,485
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(39)	(25)
LIABILITIES
Hedging Derivatives	2,616	2,880
Fair value changes of the hedged items in portfolio hedges of interest rate risk	-	(7)